REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers Abstract
REVENUE FROM CONTRACTS WITH CUSTOMERS [Text Block]

17. REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company's revenue from contracts with customers consists of crude oil and natural gas sales, treating, processing & gathering income and transportation income.

Hammerhead's crude oil and field condensate, natural gas and natural gas liquids are generally sold under variable price contracts. The transaction price for variable priced contracts is based on the commodity market price, adjusted for quality, location or other factors. Hammerhead is required to deliver nominated volumes of crude oil and field condensate, natural gas and natural gas liquids to the contract counterparty. Each barrel equivalent of commodity delivered is considered to be a distinct performance obligation. The amount of revenue recognized is based on the agreed transaction price and is recognized as performance obligations are satisfied, therefore resulting in revenue recognition in the same month as delivery. Revenues are typically collected on the 25th day of the month following production.

Treating, processing & gathering fees charged to third parties are generally sold under multi-year contracts at fixed fees that vary by volume.

During the years ended December 31, 2021, and 2020, transportation income relates primarily to take-or-pay mitigation.

The following table presents the Company's revenue from contracts with customers, disaggregated by revenue source:

For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Crude oil & field condensate	417,791	199,108	125,711
Natural gas	315,423	165,957	104,267
Natural gas liquids ("NGL")	111,430	74,778	33,536
Total oil and gas revenue	844,644	439,843	263,514
Treating, processing & gathering	1,403	1,343	954
Transportation income	-	180	411
Total revenue from contracts with customers	846,047	441,366	264,879

Included in accounts receivable at December 31, 2022 was $86.0 million (December 31, 2021 - $43.2 million and December 31, 2020 - $25.5 million) of accrued oil and natural gas sales, which was collected subsequent to year end.

HHR has applied the practical expedient to recognize revenue in the amount to which the Company has the right to invoice. As such, no disclosure is included relating to the amount of transaction price allocated to remaining performance obligations and when these amounts are expected to be recognized as revenue.